Schedule of loan payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ 1,233	$ 269
Less current portion	(299)	(97)
Long-term portion of loan payable	934	172
Loan payable [member]
IfrsStatementLineItems [Line Items]
Total	$ 1,233	$ 269